Average Annual Total Returns{- Fidelity Freedom 2065 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom 2065 Fund	Fidelity Freedom 2065 Fund Return Before Taxes Past 1 year	Fidelity Freedom 2065 Fund Return Before Taxes Since Inception		Fidelity Freedom 2065 Fund After Taxes on Distributions Past 1 year	Fidelity Freedom 2065 Fund After Taxes on Distributions Since Inception		Fidelity Freedom 2065 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2065 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	16.49%	17.58%	[1]	13.96%	16.09%	[1]	10.72%	13.43%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019